Note 30 - Contingent Liability (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of estimates of possible losses [text block]
	2018	2017

Income tax and social contribution	37,867.4	31,757.3
Value-added and excise taxes	23,891.4	19,805.5
PIS and COFINS	4,386.3	3,485.2
Labor	353.4	287.1
Civil	4,385.7	4,071.5
Others	1,171.3	1,113.4
	72,055.5	60,520.0